CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (UNAUDITED) - USD ($)	Total	Class A, Ordinary	Retained Earnings (Accumulated Deficit)	Class B, Ordinary	Additional paid-in capital	Accumulated other comprehensive loss	Paranovus Entertainment Technology Ltd shareholders Equity	Noncontrolling Interest
Balance, shares at Mar. 31, 2024		6,724,675		612,255
Balance, amount at Mar. 31, 2024	$ 5,168,445	$ 67,177	$ (61,957,019)	$ 6,123	$ 64,918,726	$ 2,545,619	$ 5,580,626	$ (412,181)
Ordinary shares issue for cash, shares		60,000,000
Ordinary shares issue for cash, amount	27,000,000	$ 600,000	0	0	26,400,000	0	27,000,000	0
Net income (loss)	(2,178,047)	0	(2,178,047)	0	0		(2,178,047)
Discontinued operations - disposal	412,181							412,181
Foreign currency translation adjustments	(412,467)					(412,467)	(412,467)
Share-based compensation	0
Balance, amount at Sep. 30, 2024	29,990,112	$ 667,177	(64,135,066)	$ 6,123	91,318,726	2,133,152	29,990,112
Balance, shares at Sep. 30, 2024		66,724,675		612,255
Balance, shares at Mar. 31, 2025		66,724,675		612,255
Balance, amount at Mar. 31, 2025	29,002,597	$ 667,177	(70,262,448)	$ 6,123	91,317,726	2,527,322	24,256,900	4,745,697
Net income (loss)	(583,244)	0	(680,952)	0	0	0	(680,952)	97,708
Foreign currency translation adjustments	(1,704)	0	0	0	0	(1,704)	(1,704)	0
Share-based compensation	20,833	0	0	0	20,833	0	20,833	0
Balance, amount at Sep. 30, 2025	$ 28,438,482	$ 667,177	$ (70,943,400)	$ 6,123	$ 91,339,559	$ (2,525,618)	$ 23,595,077	$ 4,843,405
Balance, shares at Sep. 30, 2025		66,724,675		612,255